BRIDGES INVESTMENT FUND, INC.


                                 FIRST QUARTER


                                      1998








                               CONTENTS OF REPORT


      Pages 1 - 5        Shareholder Letter

      Exhibit 1 Portfolio Transactions from January 1, 1998, through March 31, 1998

      Exhibit 2          Quarter-to-Quarter Changes in Financial Data

      Exhibit 3          Reports to Stockholders of Management Companies


      Pages F1-F14       Unaudited Financial Statements for the
                         Three Months Ended March 31, 1998






      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.
                         BRIDGES INVESTMENT FUND, INC.
                              8401 West Dodge Road
                             Omaha, Nebraska 68114

                            Telephone  402-397-4700
                            Facsimile  402-397-8617



                                   Directors


                    Frederick N. Backer
                    Edson L. Bridges II
                    Edson L. Bridges III
                    N. P. Dodge, Jr.
                    John W. Estabrook
                    Jon D. Hoffmaster
                    John J. Koraleski
                    Roger A. Kupka
                    Gary L. Petersen
                    Roy A. Smith
                    L.B. Thomas




                                    Officers


                    Edson L. Bridges II - Chairman and
                                            Chief Executive Officer
                    Edson L. Bridges III - President
                    Douglas P. Person - Vice President
                    Rosemary M. Teckmeyer - Vice President
                    Mary Ann Mason - Secretary
                    Kathleen J. Stranik - Assistant Secretary
                    Nancy K. Dodge - Treasurer




                                    Auditor


                              Arthur Andersen LLP
                              1700 Farnam Street
                              Omaha, Nebraska 68102



                               Corporate Counsel


                         Baird, Holm, McEachen,
                          Pedersen, Hamann & Strasheim
                         1500 Woodmen Tower
                         Omaha, Nebraska 68102



                                                          APRIL 27, 1998

DEAR SHAREHOLDER:

FIRST QUARTER REVIEW
--------------------

     THE NET ASSET VALUE PER SHARE OF THE FUND WAS $32.27 ON MARCH 31, 1998. THIS PRICE WAS 11.2% HIGHER THAN THE $29.02 NET ASSET VALUE PER SHARE AT YEAR-END, 1997. THE $32.27 PRICE WAS THE HIGHEST QUARTER-END VALUATION ACHIEVED IN THE HISTORY OF THE FUND. THE $3.25 PER SHARE PRICE GAIN FROM $29.02 TO $32.27 RESULTED IN AN 11.2% TOTAL RETURN FOR THE FIRST QUARTER OF 1998.

     THE DOW JONES INDUSTRIALS AVERAGE AND THE STANDARD & POOR'S 500 COMPOSITE INDEX BOTH ADVANCED TO NEW ALL-TIME HIGH POINTS DURING THE FIRST QUARTER OF 1998 DUE TO A CONTINUED STRONG FLOW OF FUNDS INTO U.S. EQUITIES THAT RESULTED IN AN EXPANSION IN PRICE-TO-EARNINGS RATIOS TO A GREATER DEGREE THAN HAS GENERALLY BEEN THE CASE THROUGHOUT THE MARKET EXPERIENCE FOR THE 1990'S.

OPERATIONS
----------

     THE NET ASSETS OF THE FUND WERE $41,413,655 ON MARCH 31, 1998, REPRESENTING THE HIGHEST VALUE FOR ANY CALENDAR QUARTER REPORTING DATE IN THE HISTORY OF THE FUND. NET ASSETS GREW $4,766,120 FROM THE 1997 YEAR ENDING TOTAL OF $36,647,535, AN INCREASE OF 13.0% FOR THE FIRST QUARTER OF 1998.

     THERE WERE 1,283,322 SHARES OF CAPITAL STOCK OUTSTANDING ON MARCH 31, 1998. THIS LEVEL OF SHARES OUTSTANDING REPRESENTED A RECORD HIGH FOR ANY THREE-MONTH ACCOUNTING STATEMENT PERIOD. THE NET GAIN IN SHARES OUTSTANDING FOR THE FIRST QUARTER OF 1998 WAS 20,504, WHICH CONSTITUTED A 1.6% ADVANCE OVER THE 1,262,818 SHARES OUTSTANDING AT THE END OF 1997.

     NET INVESTMENT INCOME WAS $179,338 FOR THE FIRST QUARTER OF 1998 COMPARED TO $163,218 FOR THE SAME PERIOD ONE YEAR AGO. NET REALIZED CAPITAL GAINS WERE $568,549 ON THE SECURITIES PORTFOLIO FOR THE FUND FOR THE QUARTER ENDING MARCH 31, 1998. THERE WERE $163,218 IN NET REALIZED CAPITAL GAINS IN THE FUND'S PORTFOLIO FOR THE COMPARABLE PERIOD IN 1997.

     THE FUND'S UNAUDITED FINANCIAL STATEMENTS, APPEARING ON PAGES F-1 THROUGH F-14, PROVIDE THE SCHEDULE OF PORTFOLIO INVESTMENTS, THE STATEMENT OF ASSETS AND LIABILITIES, THE STATEMENT OF OPERATIONS, AND THE NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 1998. THESE DOCUMENTS COMPRISE OUR BASIC REPORT TO YOU. PLEASE REFER TO EXHIBITS 1 AND 2 FOR THE FUND'S PORTFOLIO TRANSACTIONS FOR THE CURRENT QUARTER AND FOR THE HISTORICAL INFORMATION ON OUR OPERATIONS WITH RESPECT TO NET ASSETS, SHARES OUTSTANDING, NET ASSET VALUE PER SHARE, DIVIDENDS, AND CAPITAL GAINS DISTRIBUTIONS.

PORTFOLIO CHANGES DURING FIRST QUARTER, 1998
--------------------------------------------

     PORTFOLIO CHANGES DURING FIRST QUARTER, 1998, FOLLOWED TWO BROAD THEMES. FIRST, SALES WERE EFFECTED IN POSITIONS WHERE WE FELT GROWTH PROSPECTS WERE BELOW AVERAGE AND/OR WHERE VALUATIONS HAD RISEN TO RELATIVELY HIGH LEVELS.


Shareholder Letter                        -2-                April 27, 1998




STOCKS REDUCED OR ELIMINATED INCLUDE GENERAL ELECTRIC, GEORGIA PACIFIC, HEWLETT PACKARD, KIMBERLY CLARK, MONSANTO, SPRINT, TRICON GLOBAL RESTAURANTS, AND WEYERHAEUSER.

     SECOND, A NUMBER OF NEW POSITIONS WERE ESTABLISHED IN COMPANIES WHICH WE BELIEVE HAVE ABOVE AVERAGE LONG-TERM EARNINGS GROWTH PROSPECTS AND WHICH WE BELIEVE MIGHT BENEFIT FROM A SHIFT OVER TIME OF INVESTOR FOCUS FROM LARGE CAPITALIZATION COMPANIES TOWARD MEDIUM AND SMALLER CAPITALIZATION ISSUES. THE AVERAGE AND MEDIAN MARKET CAPITALIZATION OF THE 11 NEW STOCKS PURCHASED DURING THE FIRST QUARTER IS $4.1 BILLION AND $3.5 BILLION RESPECTIVELY ($3.1 AND $3.5 BILLION RESPECTIVELY EXCLUDING AMERICA ONLINE). BY CONTRAST, THE AVERAGE AND MEDIAN MARKET CAPITALIZATION FOR THE FUND'S REMAINING EQUITIES IS $44.3 BILLION AND $24.7 BILLION RESPECTIVELY. IT IS LIKELY THAT THE SMALLER MARKET CAPITALIZATION OF THESE NEW COMPANIES WILL RESULT IN SOMEWHAT GREATER PRICE VOLATILITY RELATIVE TO THE AVERAGE STOCK IN THE PORTFOLIO; WE WOULD LOOK TO INCREASE THE POSITIONS IN THESE COMPANIES DURING PERIODS OF WEAKNESS IN THESE STOCKS OVER THE REMAINDER OF 1998 AND BEYOND.

     THE NEW PURCHASES WERE CONCENTRATED IN FOUR INDUSTRY SECTORS: (1) BUSINESS SERVICES (CINTAS, SYLVAN LEARNING, ACCUSTAFF, AND SUNGARD DATA SYSTEMS); (2) TECHNOLOGY (SAVILLE SYSTEMS AND NETWORK ASSOCIATES); (3) HEALTH CARE (CONCENTRA, QUINTILES TRANSNATIONAL, AND STERIS); AND (4) MEDIA (AMERICA ONLINE AND OUTDOOR SYSTEMS).

OUTLOOK
-------

     THE STRONG RETURNS GENERATED BY COMMON STOCKS DURING THE FIRST QUARTER OF 1998 SURPRISED MANY INVESTORS, ESPECIALLY GIVEN THE EXTRAORDINARY EQUITY RETURNS EXPERIENCED DURING THE PRIOR THREE YEARS. IN CONTRAST WITH THE STRONG PRICE APPRECIATION OF THE 1995-1997 PERIOD, WHICH WAS LARGELY JUSTIFIED BY ABOVE-AVERAGE CORPORATE EARNINGS GROWTH AND A SIGNIFICANT DECLINE IN INTEREST RATES, THE STRONG PRICE GAINS REGISTERED DURING THE FIRST QUARTER OF 1998 WERE POSTED NOTWITHSTANDING SLOWING CORPORATE EARNINGS GROWTH AND THE INCREASING RISK OF A LESS HOSPITABLE INTEREST RATE ENVIRONMENT.

     EQUITY VALUATION LEVELS ARE AT HISTORIC HIGHS BASED ON MANY DIFFERENT VALUATION PARAMETERS. FURTHER, SIGNS OF SPECULATIVE EXCESS APPEAR TO BE INCREASING, PARTICULARLY IN THE FORM OF THE LARGE MARKET VALUES BEING ACCORDED A NUMBER OF INTERNET-RELATED STOCKS.

     AGAINST THIS BACKDROP, OUR INCLINATION WILL BE TO PROCEED SOMEWHAT CAUTIOUSLY THROUGHOUT THE REMAINDER OF 1998, LOOKING TO REALIZE GAINS WHERE VALUATIONS REACH EXTREME LEVELS AND REPOSITIONING MONEY DURING THE PERIODS OF INTERMITTENT BROAD MARKET WEAKNESS WHICH WE ANTICIPATE.

     WE CONTINUE TO BELIEVE THAT 1998 WILL BE CHARACTERIZED BY INCREASING SHARE PRICE VOLATILITY. WE WILL CONTINUE TO FOCUS ON THOSE COMPANIES WHICH WE BELIEVE OFFER THE BEST COMBINATION OF EXCELLENT LONG-TERM EARNINGS GROWTH POTENTIAL AND REASONABLE VALUATION CHARACTERISTICS IN AN ERA OF GENERALLY HIGH VALUATIONS FOR COMMON STOCKS.

REQUIRED REPORTS
----------------

     RULE 30D-1(6) OF THE GENERAL RULES AND REGULATIONS UNDER THE INVESTMENT COMPANY ACT OF 1940, AS PROMULGATED BY THE SECURITIES AND EXCHANGE COMMISSION, REQUIRED CERTAIN REPORTS TO STOCKHOLDERS WITH RESPECT TO ANY MATTER THAT WAS SUBMITTED TO A SHAREHOLDER VOTE DURING THE PERIOD COVERED BY THE SHAREHOLDER


Shareholder Letter                    -3-                 April 27, 1998





REPORT. THE ANNUAL MEETING OF SHAREHOLDERS OF THE FUND WAS ON FEBRUARY 17, 1998. THE INFORMATION REQUIRED TO BE REPORTED WITH RESPECT TO THIS MEETING APPEARS IN EXHIBIT 3. A SIMILAR PRESENTATION WILL BE MADE EACH TIME THERE IS AN ANNUAL OR SPECIAL MEETING, AND IN THE INSTANCE OF THIS REPORT, THE SAME INFORMATION WILL BE PUBLISHED IN JANUARY, 1999, WITHIN THE ANNUAL SHAREHOLDER REPORT FOR 1998 TO FULFILL REQUIREMENTS IN CONNECTION WITH PROXY SOLICITATION FOR THE NEXT ANNUAL MEETING OF SHAREHOLDERS.

CASH DISTRIBUTION
-----------------

     ON APRIL 13, 1998, THE BOARD OF DIRECTORS DECLARED A $.135 PER SHARE DIVIDEND ON SHARES OF CAPITAL STOCK OUTSTANDING ON APRIL 13, 1998 -- THE RECORD DATE FOR THIS INCOME DISTRIBUTION. THE DIVIDEND AMOUNT WILL BE PAYABLE ON OR ABOUT APRIL 27, 1998. THIS DIVIDEND IS PAYABLE FROM NET INVESTMENT INCOME EARNED DURING THE JANUARY-MARCH, 1998, QUARTER.

PROSPECTUS
----------

     THIS LETTER TRANSMITS THE 1998 EDITION OF THE FUND'S PROSPECTUS THAT WILL BECOME EFFECTIVE ON APRIL 28, 1998. THE PROSPECTUS IS PART A OF A THREE SEGMENT FILING WITH THE SECURITIES AND EXCHANGE COMMISSION IN WASHINGTON, D.C. PART B IS THE STATEMENT OF ADDITIONAL INFORMATION, AND PART C CONTAINS OTHER INFORMATION. THE FUND WILL MAIL PART A WITH THIS LETTER. PLEASE NOTIFY MRS. MARY ANN MASON, SECRETARY OF THE FUND, IF YOU WISH TO RECEIVE PART B AND/OR PART C, AND SHE WILL MAIL COPIES OF THE 1998 REVISIONS IN THESE DOCUMENTS TO YOU.
THE ANNUAL REPORT FOR 1997 IS AN INTEGRAL PART OF THE PROSPECTUS OFFERING FOR 1998. EACH SHAREHOLDER HAS BEEN MAILED OR PERSONALLY RECEIVED AN ANNUAL REPORT FOR 1997 WITH THEIR PROXY STATEMENT IN JANUARY, 1998, OR WHEN HE OR SHE MADE AN ORIGINAL PURCHASE TRANSACTION IN THE FUND SUBSEQUENT TO THE JANUARY 22, 1998, DATE OF ISSUANCE FOR THIS REPORT. ANY PERSON WHO DESIRES ANOTHER COPY OF THE ANNUAL REPORT FOR 1997 SHOULD REQUEST THAT DOCUMENT FROM MRS. MASON.

NEW OPPORTUNITIES
-----------------

     ON APRIL 28, 1998, THE FUND WILL COMMENCE OFFERING THE ROTH INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT PLANS AND THE EDUCATION INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT PLANS THAT WERE MADE POSSIBLE AS THE RESULT OF THE PASSAGE OF THE TAXPAYER RELIEF ACT OF 1997. THE PRINCIPAL ADVANTAGE OF THE ROTH IRA ACCOUNT WILL BE THE PROTECTION OF EARNINGS AND CAPITAL GAINS FROM TAX WHEN RETIREMENT DISTRIBUTIONS COMMENCE FROM THE ACCOUNTS. FURTHER, CAPITAL CONTRIBUTED TO THE ROTH IRA ACCOUNT MAY BE WITHDRAWN WITHOUT A PENALTY THAT APPLIES TO EARLY WITHDRAWALS FROM REGULAR OR "TRADITIONAL" IRA ACCOUNTS.

     THE EDUCATION IRA WILL PERMIT FUNDING AT THE RATE OF $500 PER YEAR FOR DESIGNATED BENEFICIARIES, MOST LIKELY TO BE CHILDREN AND GRANDCHILDREN, TO EXCLUSIVELY PAY FOR HIGHER EDUCATION EXPENSES WITHIN THE MEANING OF SECTION 530(B)2 OF THE INTERNAL REVENUE CODE. EARNINGS AND CAPITAL GAINS ACHIEVED IN THE EDUCATION IRA WILL BE TAX FREE UPON QUALIFYING WITHDRAWALS FROM THE ACCOUNT. ANNUAL CONTRIBUTIONS MAY ALSO BE TAKEN FROM THE EDUCATION IRA FREE OF INCOME TAXES. ASSETS OF THE EDUCATION IRA MAY BE HELD FOR UTILIZATION FOR EDUCATIONAL EXPENSES UP TO THE AGE OF 30. CONTRIBUTIONS FOR A DESIGNATED BENEFICIARY MUST STOP AFTER ATTAINMENT OF AGE 18. THE "RESPONSIBLE INDIVIDUAL" FOR THE DESIGNATED BENEFICIARY MAY ELECT TO CHANGE BENEFICIARIES TO ANOTHER FAMILY MEMBER IN THE EVENT THE ORIGINAL BENEFICIARY CANNOT USE THE FUND SET ASIDE FOR HIS OR HER NEEDS.


Shareholder Letter                       -4-               April 27, 1998





     THE FUND'S MINIMUM SUBSCRIPTION AMOUNT WAS REDUCED FROM $800 TO $500 WITH THIS PROSPECTUS CHANGE IN ORDER TO ACCOMMODATE THE POTENTIAL INVESTORS IN THE EDUCATION IRA.

     SHAREHOLDERS AND PROSPECTIVE INVESTORS SHOULD BE AWARE THAT THE TAXPAYER RELIEF ACT OF 1997 OPENED UP OR BROADENED THE ABILITY OF INDIVIDUALS TO CONTRIBUTE TO THE TRADITIONAL IRA OR TO ROTH IRA ACCOUNTS.

     UNDER THE NEW LAW, INDIVIDUALS AND THEIR SPOUSES MAY CONTRIBUTE, REGARDLESS OF EMPLOYER RETIREMENT PLAN PARTICIPATION, THE SMALLER OF $2,000 OR 100% OF EARNED INCOME. AS AN EXAMPLE, AN INDIVIDUAL AND HIS OR HER SPOUSE COULD EACH CONTRIBUTE $2,000 TO A ROTH IRA, OR $4,000 IN THE AGGREGATE, AS LONG AS COMBINED EARNED INCOME IS AT LEAST $4,000. THIS ABILITY TO MAKE CONTRIBUTIONS BEGINS TO PHASE OUT WHEN MODIFIED ADJUSTED GROSS INCOME REACHES BETWEEN $150,000 - $160,000 FOR COUPLES FILING JOINT INCOME TAX RETURNS. FOR INDIVIDUALS FILING SINGLE RETURNS, THE PHASE OUT IS BETWEEN $95,000 - $110,000 OF ADJUSTED GROSS INCOME, AND FOR MARRIED COUPLES FILING SEPARATELY, THE PHASE OUT IS BETWEEN $0 - $15,000.

     SOME OWNERS OF TRADITIONAL IRA ACCOUNTS WHOSE ADJUSTED GROSS INCOME IS NOT MORE THAN $100,000 MAY WISH TO CONSIDER ROLLING A PORTION OR ALL OF THEIR PRESENT IRA ACCOUNT INTO A ROTH IRA ROLLOVER, TERMED A ROTH CONVERSION IRA ON OUR FUND'S MODEL ROTH IRA ACCOUNT FORM. IF SUCH A CONVERSION TAKES PLACE DURING 1998, THERE IS A SPECIAL FOUR-YEAR INCOME AVERAGING PROVISION PERMITTED TO THE TAXPAYER UNDER THE INTERNAL REVENUE CODE. YOU SHOULD CONSULT YOUR TAX CONSULTANT OR PREPARER AS TO THE ADVISABILITY OF CONVERTING FROM A TRADITIONAL TO A ROTH IRA. BRIAN M. KIRKPATRICK, A FINANCIAL ANALYST ON THE STAFF OF BRIDGES INVESTMENT COUNSEL, INC. WILL BE PLEASED TO HANDLE QUESTIONS FROM YOU ABOUT EDUCATION AND ROTH IRA ACCOUNTS IF YOU REQUIRE ASSISTANCE FROM OUR ORGANIZATION.

     IN SUM, A GREAT MANY NEW SAVINGS INITIATIVES ARE POSSIBLE FOR INVESTMENTS, THAT COMMENCED AS OF THE FIRST DAY OF 1998. WITH RESPECT TO THE EDUCATION IRA. IT WILL BE IMPORTANT FOR INVESTMENTS TO BE MADE AS EARLY AS POSSIBLE IN THE LIFE OF A CHILD. GRANDPARENTS WITH INCOME LEVELS TOO HIGH TO ALLOW CONTRIBUTIONS MAY WISH TO CONSIDER MAKING GIFTS TO THEIR CHILDREN OR OTHER PERSONS WITH INCOME LEVELS BENEATH THE PERMISSIBLE CONTRIBUTION CEILINGS FOR PERSONS TO MAKE WHO THEN BECOME "RESPONSIBLE INDIVIDUALS" TO ADOPT THE IRA. WITH RESPECT TO THE ROTH IRA, THE GENERAL RULE WILL BE THAT THE LONGER THE TIME FRAME BETWEEN THE ADOPTION DAY AND THE RETIREMENT DATE FOR THE "DEPOSITOR", THE GREATER THE ULTIMATE NET AFTER-TAX PAYMENTS BENEFIT SHOULD BECOME.

OFFICER RETIREMENT
------------------

     ON APRIL 13, 1998, ROSEMARY M. TECKMEYER STEPPED DOWN AS VICE PRESIDENT OF OUR FUND. ROSEMARY WAS THE SECOND PERSON TO BECOME RESPONSIBLE FOR THE DAILY ACCOUNTING OF THE FUND'S ACTIVITIES, A POSITION THAT SHE HELD FROM THE LATE 1960'S INTO THE EARLY 1980'S BEFORE TURNING THE TREASURER'S POSITION OVER TO NANCY K. DODGE. OUR SHAREHOLDERS HAVE BEEN BLESSED WITH HER ACUMEN ABOUT AND DEDICATION TO THE FUND'S OPERATION. FOR MORE THAN A QUARTER CENTURY, SHE HAS GATHERED THE INFORMATION FOR THE CHAIRMAN TO ANNUALLY MAKE THE NECESSARY DISCLOSURES FOR THE ANNUAL PROXY, THE SHAREHOLDER PRESENTATION STATEMENT, AND THE PROSPECTUS STATEMENTS. HER WORK HAS BEEN INVALUABLE TO OUR ORGANIZATION.


Shareholder Letter                    -5-              April 27, 1998




A REMARKABLE TIME
-----------------

     THE CONFIRMATION STATEMENTS FOR SHAREHOLDER ACCOUNTS WITH DIVIDEND REINVESTMENT NOTICES WILL GO FORTH TODAY WITH A MESSAGE ABOUT AN ALL-TIME HIGH PRICE OF $32.97 PER SHARE SET ON APRIL 22, 1998. THIS MOMENT IN TIME IS SPECIAL IN THE SENSE THAT SO MUCH CAPITAL HAS BEEN CREATED IN SUCH A SHORT PERIOD -- AN APPROXIMATE DOUBLING OF MARKET VALUE FOR FUND NET ASSETS IN JUST THREE SHORT YEARS. WE GIVE THANKS FOR THE PERSISTENCY OF OUR SHAREHOLDER BASE, AND WE ARE GRATEFUL FOR THE STABLE GENERAL BUSINESS ENVIRONMENT AND THE POSITIVE INVESTOR ATTITUDES THAT HAVE MADE THESE ACHIEVEMENTS POSSIBLE.

     THE INCREASED DEPTH OF SECURITY RESEARCH SKILLS, THE CONTINUOUS IMPROVEMENT OF OUR INVESTMENT MANAGEMENT PROCESS, AND THE STRONG ADHERENCE TO THE DIRECTIONS FIXED FROM SOUND INVESTMENT OBJECTIVES ARE ALSO IMPORTANT FACTORS IN THE OVERALL RESULTS FOR OUR FUND'S PORTFOLIO. THE UPWARD MARKET TREND HAS BEEN SO REMARKABLE IN THE LATE 1990'S THAT IT WOULD BE POSSIBLE TO BECOME COMPLACENT ON THE ONE HAND OR OVER CONFIDENT ON THE OTHER ABOUT OUR CONTRIBUTIONS THAT HAVE BEEN MADE TO THE END RESULTS. NEITHER OF THESE DESCRIPTIONS WOULD BE APT FOR THIS MANAGEMENT. INSTEAD, WE FEEL INCREASINGLY VIGILANT AND MOTIVATED TO RISE TO HIGHER PROFESSIONAL STANDARDS. ABOVE ALL, WE BELIEVE WE ARE BLESSED WITH THE OPPORTUNITY TO HAVE YOU AS A SHAREHOLDER, AND WE FEEL STRENGTHENED BY MANY WONDERFUL EMPLOYEES IN OUR ORGANIZATION WHO ARE IN A POSITION TO SERVE YOU WELL. THESE ARE ATTRIBUTES THAT WILL SUSTAIN OUR FUND AS WE MOVE INTO THE FUTURE.

     MEANTIME, LET'S ALL PAUSE TO ENJOY AND CELEBRATE THESE SPECIAL DAYS IN OUR FUND'S HISTORY.


                                   SINCERELY YOURS,


                                   EDSON L. BRIDGES II, CFA
                                   CHAIRMAN


                                   EDSON L. BRIDGES III, CFA
                                   PRESIDENT

ELBII:ELBIII:KJS




                                   Exhibit 1



                         BRIDGES INVESTMENT FUND, INC.


                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JANUARY 1, 1998, THROUGH MARCH 31, 1998


                                          Bought or       Held After
                Securities                Received        Transaction

           Common Stocks Unless           $1,000 Par      $1,000 Par
            Described Otherwise           Value (M)       Value (M)
                                          or Shares       or Shares
      Accustaff, Inc.                      5,000            5,000
(1)<F1>  America On Line, Inc.             3,000            3,000
      Cintas Corporation                   4,000            4,000
(2)<F2>   Compaq Computer                  1,000            2,000
      Concentra Managed Care, Inc.         3,000            3,000
(3)<F3>   Dell Computer                    1,000            2,000
      Eagle USA                            3,000           23,000
      HNC Software, Inc.                   4,000           10,000
      Harris Preferred Capital Corp.      10,000           10,000
        7.375% Series A
(4)<F4>   Microsoft                        7,500           15,000
      Network Associates, Inc.             3,000            3,000
(5)<F5>   Outdoor Systems                  9,700           12,700
      Quintiles Transnational Corp.        3,000            3,000
(6)<F6>   Reuters Group PLC ADR            5,199            5,199
(7)<F7>   SLM Holding Corporation          5,000            7,000
      Saville Systems Ireland PLC ADR      2,000            2,000
      Steris Corporation                   3,000            3,000
      Sungard Data Systems                 3,200            3,200
      Sylvan Learning System               5,000            5,000
      Various issues of Commercial        12,835M             515M
         Paper Notes Purchased during
         1st Qtr., 1998



    Refer to Notes (1) through (7) on the next page.






                                   Exhibit 1



                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                     JANUARY 1, 1998 THROUGH MARCH 31, 1998
                                  (Continued)

                                              Sold or       Held After
                  Securities                  Exchanged     Transacion

             Common Stocks Unless             $1,000 Par    $1,000 Par
              Described Otherwise             Value (M)     Value (M)
                                              or Shares     or Shares
      First Data Corporation                   2,000           6,000
      General Electric Co.                     2,000          10,000
      Georgia Pacific Corporation              3,000            --
      Georgia Pacific (Timber Group) Corp.     3,000            --
      Hewlett Packard Co.                      2,000          10,000
      Kimberly Clark Corporation               6,000            --
      Monsanto Co.                             2,000          10,000
(6)<F6>   Reuters Holdings PLC ADR             6,000            --
      Sprint Corporation                       3,000           5,000
      Tricon Global Restaurants, Inc.          2,400            --
      Weyerhaeuser Co.                         5,000            --
     Various issues of Commercial             13,005M           --
        Paper Notes maturing during
       1st Qtr., 1998


<F1>(1) - Received 1,500 shares in a 2-for-1 stock split on March 17, 1998.
<F2>(2) - Received 1,000 shares in a 2-for-1 stock split on January 21, 1998.
<F3>(3) - Received 1,000 shares in a 2-for-1 stock split on March 7, 1998.
<F4>(4) - Received 7,500 shares in a 2-for-1 stock split on February 23, 1998.
<F5>(5) - Received 1,500 shares in a 3-for-2 stock split on January 2, 1998.
<F6>(6) - Received 5,199 shares of Reuters Group PLC ADR as a result of the recapitalization of Reuters Holdings PLC ADR on March 1, 1998.
<F7>(7) - Received 5,000 shares in a 7-for-2 stock split on January 5, 1998.




                                      -6-



                                   Exhibit 2
                                   ---------


                         BRIDGES INVESTMENT FUND, INC.
                         -----------------------------


                        HISTORICAL FINANCIAL INFORMATION


Valuation       Net     Shares       Net Asset      Dividend/ Capital
  Date         Assets   Outstanding  Value/Share      Share   Gains/Share
---------      ------   -----------  -----------    --------  -----------


  07-01-63    $  109,000       10,900    $10.00    $   -      $   -
  09-30-63       109,764       10,900     10.07        -          -
  12-31-63       159,187       15,510     10.13       .07         -
  03-31-64       202,354       19,105     10.59       .07         -
  06-30-64       253,932       23,438     10.83       .07         -
  09-30-64       310,307       28,286     10.97       .07         -
  12-31-64       369,149       33,643     10.97       .07         -
  03-31-65       434,523       38,531     11.28       .075       .028
  06-30-65       491,068       44,667     10.99       .07         -
  09-30-65       558,913       47,710     11.71       .07         -
  12-31-65       621,241       51,607     12.04       .07         -
  03-31-66       661,711       55,652     11.89       .085        -
  06-30-66       643,920       57,716     11.16       .07         -
  09-30-66       592,628       58,610     10.11       .07         -
  12-31-66       651,282       59,365     10.97       .07         -
  03-31-67       728,115       60,181     12.10       .085        -
  06-30-67       753,075       61,364     12.27       .07         -
  09-30-67       823,967       62,810     13.12       .07         -
  12-31-67       850,119       64,427     13.20       .07         -
  03-31-68       812,416       65,607     12.38       .105        -
  06-30-68     1,013,629       72,214     14.04       .07         -
  09-30-68     1,046,852       72,633     14.41       .07         -
  12-31-68     1,103,734       74,502     14.81       .07         -
  03-31-69     1,083,278       77,393     14.00       .15         -
  06-30-69     1,030,784       79,169     13.02       .07         -
  09-30-69     1,063,290       83,291     12.77       .07         -
  12-31-69     1,085,186       84,807     12.80       .07         -
  03-31-70     1,061,534       87,349     12.15       .16         -
  06-30-70       843,133       88,367      9.54       .07         -
  09-30-70       959,114       89,417     10.73       .07         -
  12-31-70     1,054,162       90,941     11.59       .07         -
  03-31-71     1,168,919       91,819     12.73       .16         -
  06-30-71     1,198,777       92,573     12.94       .07         -
  09-30-71     1,200,753       92,723     12.95       .07         -
  12-31-71     1,236,601       93,285     13.26       .07         -
  03-31-72     1,285,684       93,661     13.73       .14        .08
  06-30-72     1,228,951       93,834     13.10       .07         -
  09-30-72     1,208,454       92,258     13.10       .07         -
  12-31-72     1,272,570       93,673     13.59       .07         -
  03-31-73     1,152,089       96,695     11.91       .13        .07
  06-30-73     1,073,939       97,943     10.96       .07         -
  09-30-73     1,131,789       99,353     11.39       .07         -
  12-31-73     1,025,521      100,282     10.23       .07         -

                                      -7-

EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

Valuation       Net     Shares       Net Asset      Dividend/ Capital
  Date         Assets   Outstanding  Value/Share      Share   Gains/Share
---------      ------   -----------  -----------    --------  ------------


  03-31-74       988,697      101,763      9.72       .14         -
  06-30-74       863,820      101,578      8.50       .07         -
  09-30-74       667,051      101,292      6.59       .07         -
  12-31-74       757,545      106,909      7.09       .07         -
  03-31-75       909,125      106,162      8.56       .14         -
  06-30-75     1,028,687      106,517      9.66       .07         -
  09-30-75       954,187      107,651      8.86       .07         -
  12-31-75     1,056,439      111,619      9.46       .07         -
  03-31-76     1,230,953      115,167     10.69       .16         -
  06-30-76     1,265,767      117,506     10.77       .07         -
  09-30-76     1,313,363      121,229     10.83       .07         -
  12-31-76     1,402,661      124,264     11.29       .08         -
  03-31-77     1,335,592      126,714     10.54       .188       .062
  06-30-77     1,456,451      134,575     10.82       .08         -
  09-30-77     1,450,573      139,402     10.41       .08         -
  12-31-77     1,505,147      145,252     10.36       .08         -
  03-31-78     1,418,417      146,380      9.69       .211       .049
  06-30-78     1,523,758      145,470     10.47       .09         -
  09-30-78     1,672,364      150,729     11.10       .09         -
  12-31-78     1,574,097      153,728     10.24       .09         -
  03-31-79     1,724,695      162,627     10.61       .204       .051
  06-30-79     1,773,427      163,640     10.84       .09         -
  09-30-79     1,913,242      167,426     11.43       .09         -
  12-31-79     1,872,059      165,806     11.29       .09         -
  03-31-80     1,769,935      170,882     10.36       .25        .0525
  06-30-80     1,974,288      169,675     11.64       .10         -
  09-30-80     2,204,689      173,549     12.70       .10         -
  12-31-80     2,416,997      177,025     13.65       .10         -
  03-31-81     2,424,976      184,148     13.17       .29        .0868
  06-30-81     2,356,007      186,307     12.65       .11         -
  09-30-81     2,128,956      183,447     11.61       .11         -
  12-31-81     2,315,441      185,009     12.52       .12         -
  03-31-82     2,165,531      194,140     11.15       .39        .19123
  06-30-82     2,074,816      190,067     10.92       .13         -
  09-30-82     2,262,073      189,837     11.92       .13         -
  12-31-82     2,593,411      195,469     13.27       .13         -
  03-31-83     2,815,081      209,390     13.44       .40        .2500
  06-30-83     3,030,744      212,068     14.29       .15         -
  09-30-83     3,210,564      223,059     14.39       .15         -
  12-31-83     3,345,988      229,238     14.60       .15         -
  03-31-84     3,279,542      247,700     13.24       .32        .5000
  06-30-84     3,322,155      262,695     12.65       .16         -
  09-30-84     3,554,876      263,783     13.48       .16         -
  12-31-84     3,727,899      278,241     13.40       .16         -
  03-31-85     4,058,327      300,068     13.52       .22        .6800
  06-30-85     4,351,707      305,496     14.24       .16         -
  09-30-85     4,260,686      310,379     13.73       .16         -
  12-31-85     4,962,325      318,589     15.58       .16         -
  03-31-86     5,663,449      347,479     16.30       .208       .86227
  06-30-86     6,174,120      365,531     16.89       .16         -

                                      -8-

EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

Valuation       Net     Shares       Net Asset      Dividend/ Capital
  Date         Assets   Outstanding  Value/Share      Share   Gains/Share
---------      ------   -----------  -----------    --------  -----------


  09-30-86     6,392,215      399,871     15.99       ,16         -
  12-31-86     6,701,786      407,265     16.46       .16         -
  03-31-87     8,766,205      491,228     17.85       .196       .79447
  06-30-87     9,214,305      509,569     18.08       .16         -
  09-30-87     9,921,139      530,566     18.70       .16         -
  12-31-87     7,876,275      525,238     15.00       .14        .24513
  03-31-88     8,649,901      565,608     15.29       .16         -
  06-30-88     9,027,829      574,563     15.71       .15         -
  09-30-88     8,986,977      575,956     15.60       .16         -
  12-31-88     8,592,807      610,504     14.07       .38       1.10967
  03-31-89     9,103,009      618,331     14.72        -          -
  06-30-89     9,531,124      614,861     15.50       .16         -
  09-30-89    10,815,006      652,207     16.58       .16         -
  12-31-89    10,895,182      682,321     15.97       .35       0.53769
  03-31-90    11,000,740      695,558     15.82        -          -
  06-30-90    11,521,748      696,414     16.54       .16       0.02646
  09-30-90    10,534,037      706,268     14.92       .16         -
  12-31-90    11,283,448      744,734     15.15       .35       0.40297
  03-31-91    12,685,391      759,477     16.70        -          -
  06-30-91    12,485,281      766,387     16.29       .16         -
  09-30-91    13,225,379      780,213     16.95       .16         -
  12-31-91    14,374,679      831,027     17.30       .34       0.29292
  03-31-92    14,428,305      851,349     16.95        -          -
  06-30-92    14,691,191      863,019     17.02       .15         -
  09-30-92    15,940,013      910,936     17.50       .16         -
  12-31-92    17,006,789      971,502     17.51       .325      0.15944
  03-31-93    18,071,613    1,008,275     17.92        -          -
  06-30-93    17,621,101      992,755     17.75       .15         -
  09-30-93    17,949,559      999,163     17.96       .15         -
  12-31-93    17,990,556    1,010,692     17.80       .3125     0.17075
  03-31-94    17,777,177    1,021,219     17.41        -          -
  06-30-94    17,953,364    1,033,984     17.36       .14         -
  09-30-94    18,472,176    1,036,473     17.82       .15         -
  12-31-94    18,096,297    1,058,427     17.10       .30       0.17874
  03-31-95    19,835,494    1,072,309     18.50        -          -
  06-30-95    21,416,325    1,076,463     19.90       .14         -
  09-30-95    22,527,409    1,082,829     20.80       .14         -
  12-31-95    24,052,746    1,116,620     21.54       .295      0.19289
  03-31-96    26,025,304    1,148,429     22.66         -         -
  06-30-96    27,108,210    1,157,425     23.42       .1325       -
  09-30-96    27,451,784    1,165,788     23.55       .1325       -
  12-31-96    29,249,488    1,190,831     24.56       .285      0.25730
  03-31-97    30,255,441    1,210,627     24.99         -         -
  06-30-97    34,567,391    1,229,643     28.11       .1325       -
  09-30-97    36,500,979    1,242,731     29.37       .135        -
  12-31-97    36,647,535    1,262,818     29.02       .24       0.30571
  03-31-98    41,413,655    1,283,322     32.27         -         -




                                   EXHIBIT 3


                         BRIDGES INVESTMENT FUND, INC.


                REPORTS TO STOCKHOLDERS OF MANAGEMENT COMPANIES

                               IN ACCORDANCE WITH

      RULE 30D-1(B) OF THE GENERAL RULES AND REGULATIONS PROMULGATED UNDER

                 THE INVESTMENT COMPANY ACT OF 1940 AS AMENDED

     "IF ANY MATTER WAS SUBMITTED DURING THE PERIOD COVERED BY THE SHAREHOLDER REPORT TO A VOTE OF THE SHAREHOLDERS, THROUGH THE SOLICITATION OF PROXIES OR OTHERWISE, FURNISH THE FOLLOWING INFORMATION:"

(1)   ANNUAL MEETING HELD ON FEBRUARY 17, 1998, AT 11:00 A.M.

(2) ELECTION OF DIRECTORS FOR ONE YEAR TERMS (ALL DIRECTORS STAND FOR ANNUAL ELECTION):



                                     - - - - - -VOTES CAST - - - - - -

                                                            WITHHOLD
                                               FOR ALL     AUTHORITY
NAMES OF DIRECTORS                             NOMINEES   TO VOTE FOR
ELECTED AT MEETING                              EXCEPT    ALL NOMINEES

                                      FOR

FREDERICK N. BACKER                 1,053,500    NONE         515
EDSON L. BRIDGES II                 1,053,500    NONE         515
EDSON L. BRIDGES III                1,053,500    NONE         515
N. P. DODGE, JR.                    1,053,500    NONE         515
JOHN W. ESTABROOK                   1,053,500    NONE         515
JON D. HOFFMASTER                   1,053,500    NONE         515
JOHN J. KORALESKI                   1,053,500    NONE         515
ROGER D. KUPKA                      1,053,500    NONE         515
GARY L. PETERSEN                    1,053,500    NONE         515
ROY A. SMITH                        1,053,500    NONE         515
L.B. THOMAS                         1,053,500    NONE         515


(3)  A BRIEF DESCRIPTION FOR EACH MATTER VOTED UPON AT THE MEETING:



          MATTERS VOTED UPON               FOR      AGAINST       ABSTAIN

(A) FOR A PROPOSED INVESTMENT            1,053,500    NONE           515
    ADVISORY CONTRACT WHICH CONTINUES
    THE EMPLOYMENT OF BRIDGES
    INVESTMENT COUNSEL, INC. AS
    INVESTMENT ADVISER TO THE FUND
    FOR THE PERIOD FROM APRIL 17,
    1998 THROUGH APRIL 17, 1999

(B) FOR THE RATIFICATION OF THE          1,052,210    NONE         1,805
    SELECTION OF ARTHUR ANDERSEN
    LLP AS INDEPENDENT AUDITORS
    OF THE FUND FOR THE FISCAL
    YEAR ENDING DECEMBER 31, 1998


                                          F-1


                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS


                                 MARCH 31, 1998

                                  (Unaudited)
                                                     Number      Market
                Title of Security                  of Shares      Value


      COMMON STOCKS - (86.2%)

Advertising - 1.1%

  Outdoor Systems, Inc.*                          12,700      $   445,294


Aircraft - Manufacturing  - 1.5%

  The Boeing Company                              12,000      $   625,500


Amusements - Recreation - Sporting Goods - 0.6%

  Nike, Inc.                                       6,000      $   265,500


Banking and Finance  - 7.4%

  First National of Nebraska, Inc.                   230      $   897,000
  MBNA Corporation                                10,000          358,125
  NationsBank Corporation                          6,000          437,625
  Norwest Corporation                             12,000          498,750
  The Charles Schwab Corporation                   1,000           38,000
  SLM Holding Corporation                          7,000          305,375
  State Street Corporation                         8,000          544,500

                                                              $ 3,079,375


Beverages - Soft Drinks  - 2.5%

  PepsiCo, Inc.                                   24,000      $ 1,024,500

Business Services - Human Resources - 0.4%

  AccuStaff Incorporated*                          5,000      $   172,500


Chemicals  - 4.2%

  The Dow Chemical Company                         7,000      $   680,750
  Du Pont (E.I.) De Nemours & Company              8,000          544,000
  Monsanto Company                                10,000          520,000

                                                              $ 1,744,750


Communications - Radio and Television - 0.6%

  Clear Channel Communications, Inc.*              2,500      $   245,000



    *Nonincome-producing security

                                      F-2
                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                                 MARCH 31, 1998

                                  (Unaudited)
                                                     Number      Market
                                                   of Shares      Value
                Title of Security

       COMMON STOCKS   (Continued)

Computers - Hardware and Software  - 10.4%

  America Online, Inc.*                            3,000      $   204,938
  Cisco Systems, Inc.*                             3,000          205,125
  Compaq Computer Corporation                      2,000           51,750
  Dell Computer Corporation *                      2,000          135,500
  EMC Corporation*                                 2,000           75,625
  HNC Software, Inc.*                             10,000          376,250
  Hewlett-Packard Co.                             10,000          633,750
  International Business Machines Corporation      2,000          207,750
  Microsoft Corporation*                          15,000        1,342,500
  Network Associates, Inc. *                       3,000          198,750
  Saville Systems PLC Ireland Sponsored ADR *      2,000          102,500
  Sun Microsystems, Inc.*                          4,000          166,875
  SunGard Data Systems, Inc. *                     3,200          117,800
  Transaction Systems Architects, Inc.*           13,000          505,375
                                                              $ 4,324,488


Drugs - Medicines - Cosmetics  - 9.1%

  Abbott Laboratories                              8,000      $   602,500
  Amgen, Inc.*                                     2,000          121,750
  Bristol-Myers Squibb Co.                         6,000          625,875
  Elan Corporation PLC ADR*                        6,000          387,750
  Johnson & Johnson                               10,000          734,375
  Merck & Co., Inc.                               10,000        1,281,875

                                                              $ 3,754,125


Electrical Equipment and Supplies  - 2.1%

  General Electric Co.                            10,000      $   861,875


Electronics  - 3.2%

  Intel Corporation                                8,000      $   624,500
  Motorola, Inc.                                   8,000          486,000
  Solectron Corporation *                          5,000          211,250

                                                              $ 1,321,750


Energy - Alternate Sources - 0.4%

  CalEnergy Co., Inc. *                            6,000      $   169,500


Finance - Real Estate  - 3.4%

  Freddie Mac                                     30,000      $ 1,423,125

    *Nonincome-producing security

                                      F-3

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                                 MARCH 31, 1998

                                  (Unaudited)
                                                     Number      Market
                                                   of Shares      Value
                Title of Security

       COMMON STOCKS   (Continued)

Finance - Services  - 2.7%

  Capital One Financial Corporation               10,000      $   788,750
  First Data Corporation                           6,000          195,000
  Paymentech, Inc. *                               7,000          136,062

                                                              $ 1,119,812


Food - Miscellaneous Products  - 3.0%

  Philip Morris Companies, Inc.                   30,000      $ 1,250,625
Healthcare - Commercial Services - 0.4%

  Quintiles Transnational Corp.*                   3,000      $   144,563


Healthcare - Cost Containment - 0.2%

  Concentra Managed Care, Inc. *                   3,000      $    92,250


Insurance - Mortgage - 0.8%

  MGIC Investment Corporation                      5,000      $   328,438


Insurance - Multiline  - 1.5%

  American International Group, Inc.               1,500      $   188,906
  General Re Corp.                                 2,000          441,250

                                                              $   630,156


Insurance - Municipal Bond - 1.9%

  MBIA, Inc.                                      10,000      $   775,000


Linen Supply - Uniform Rental & Sales - 0.5%

  Cintas Corporation                               4,000      $   207,000


Machinery - Construction & Mining  - 0.8%

  Caterpillar Inc.                                 6,000      $   330,375


Medical - Services - 0.7%

  HealthSouth Corporation *                        5,000      $   140,313
  Steris Corporation *                             3,000          162,000

                                                              $   302,313


Metal Products - Miscellaneous  - 0.7%

  Nucor Corporation                                5,500      $   299,406


Motion Pictures and Theatres  - 1.8%

   The Walt Disney Company                         7,000      $   747,250


    *Nonincome-producing security

                                      F-4

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                                 MARCH 31, 1998

                                  (Unaudited)
                                                     Number      Market
                                                   of Shares      Value
                Title of Security

       COMMON STOCKS   (Continued)
Oil Services - 0.2%

  Schlumberger, Ltd.                               1,000      $    75,750


Petroleum Producing  - 5.8%

  Amoco Corporation                                5,000      $   431,875
  Atlantic Richfield Company                       4,000          314,500
  Chevron Corporation                             10,000          803,125
  Exxon Corporation                                8,000          541,000
  Mobil Corporation                                4,000          306,500

                                                              $ 2,397,000


Publishing - Newspapers  - 1.4%

  Gannett Co., Inc.                                8,000      $   575,000


Publishing - Electronic  - 0.8%

  Reuters Group PLC, ADR Sponsored                 5,199      $   335,660


Retail Stores - Apparel and Clothing  - 2.5%

  Gap, Inc.                                       22,500      $ 1,012,500


Retail Stores - Building Materials and Home

                   Improvement - 0.9%

  The Home Depot, Inc.                             5,500      $   371,937


Retail Stores - Department  - 2.2%
  Dayton Hudson Corporation                       10,500      $   924,000


Retail Stores - Variety  - 0.8%

  Albertson's Inc.                                 6,500      $   342,875


Schools - Educational Services - 0.6%

  Sylvan Learning Systems, Inc. *                  5,000      $  235,625


Telecommunications  - 6.0%

  AirTouch Communications, Inc.*                   5,000      $   244,687
  GTE Corporation                                 10,000          598,750
  Sprint Corporation                               5,000          338,438
  West Teleservices Corporation*                  43,000          720,250
  WorldCom, Inc.*                                 13,000          559,812

                                                              $ 2,461,937


    *Nonincome-producing security


                                      F-5

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                                 MARCH 31, 1998
                                  (Unaudited)
                                                   Number of
                                                   Shares or
                                                   Principal     Market
                Title of Security                    Amount       Value

Transportation - Airfreight - 2.5%

  Eagle USA Airfreight, Inc. *                    23,000      $   621,000
  FDX Corporation *                                6,000          426,750

                                                              $ 1,047,750


Transportation - Railroads  - 0.6%

  Union Pacific Corporation                        4,000      $   225,250



       TOTAL COMMON STOCKS (Cost - $16,730,309)               $35,689,754



       PREFERRED STOCKS  (1.7%)

Banking and Finance - 1.2%

  CFC Capital Trust 9.375% Preferred, Series B     5,000      $   132,500
  CFB Capital II 8.20% Cumulative Preferred        5,000          130,625
  Harris Preferred Capital Corp.,                 10,000          249,375
     7.375%, Series A
                                                              $   512,500
Telecommunications - 0.5%

  AirTouch Communications, Inc. 4.25% Series C     3,000      $   213,000
    Convertible Preferred

       Total Preferred Stocks (Cost - $637,925)               $   725,500


       Total Stocks (Cost - $17,368,234)                      $36,415,254



      DEBT SECURITIES (11.6%)

Energy - Alternate Sources - 0.5%

  CalEnergy Co., Inc., 7.63% Notes
    due October 15, 2007                          $200,000
                                                              $   200,894


Food - Miscellaneous Products - 0.2%

  Super Valu Stores, Inc., 8.875%
    Promissory Notes, due June 15, 1999           $100,000
                                                              $   103,251


Household Appliances and Utensils - 0.3%

  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000
                                                              $   112,454


    *Nonincome-producing security.
                                      F-6
                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                                 MARCH 31, 1998

                                  (Unaudited)
                                                   Principal     Market
                Title of Security                    Amount       Value


       DEBT SECURITIES   (Continued)

Office Equipment and Supplies - 0.3%

  Xerox Corporation, 9.750% Notes
    due March 15, 2000                            $100,000
                                                              $   106,808


Retail Stores - Department - 0.7%

  Dillard Department Stores, Inc., 7.850%
    Debentures, due October 1, 2012               $150,000    $   167,689

  Sears Roebuck & Co., 9.375% Debentures
    due November 1, 2011                           100,000
                                                                  123,346

                                                              $   291,035


Transportation - Railroads - 0.4%
  Union Pacific Corporation 6.00%
    Notes, due September 1, 2003                  $150,000
                                                              $   145,677


U.S. Government - 8.0%

  U.S. Treasury, 9.000% Notes,
    due May 15, 1998                              $200,000    $   200,844

  U.S. Treasury, 9.125% Notes,
    due May 15, 1999                               200,000        207,562

  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000        213,844

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        213,375

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        213,375

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        242,719

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        324,141

  U.S. Treasury, 7.500% Notes,
    due February 15, 2005                          300,000        330,234

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        245,719

                                      F-7

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                                 MARCH 31, 1998

                                  (Unaudited)
                                                   Principal     Market
                Title of Security                    Amount       Value


       DEBT SECURITIES   (Continued)

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        318,703

  U.S. Treasury, 8.750% Bonds,
    due November 15, 2008                          200,000        227,875

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        233,688

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000
                                                                  350,109

                                                              $ 3,322,188

Commercial Paper - Short Term - 1.2%

  General Electric Credit Corp.
    Commercial Paper Note 5.65%
    due April 7, 1998                             $  290,000  $   290,000

  Prudential Funding Corp.
    Commercial Paper Note 5.58%
    due April 3, 1998                                225,000
                                                                  225,000

                                                              $   515,000


      TOTAL DEBT SECURITIES (Cost - $4,642,041)               $ 4,797,307



TOTAL INVESTMENTS IN SECURITIES
  (Cost - $22,010,275)                               (99.5%)  $41,212,561
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.5%)
                                                                  201,094

NET ASSETS, March 31, 1998                          (100.0%)  $41,413,655









                   The accompanying notes to financial statements
                     are an integral part of this schedule.


                                      F-8

                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENT OF ASSETS AND LIABILITIES


                                 MARCH 31, 1998

                                  (Unaudited)


ASSETS                                                 AMOUNT
  Investments, at market value
     Common and preferred stocks                    $36,415,254
        (cost $17.368,234)
     Debt securities (cost $4,642,041)                4,797,307
                                                    -----------
          Total Investments                         $41,212,561

  Cash                                                  121,481
  Receivables
     Dividends and interest                             137,505
     Subscriptions to capital stock                      19,668
                                                    -----------

TOTAL ASSETS                                        $41,491,215
                                                    ===========


LIABILITIES
  Redemptions of Capital Stock                      $     2,000
  Investment advisor, management and
    service fees                                         49,597
  Accrued operating expenses                             25,963
                                                    -----------
TOTAL LIABILITIES                                   $    77,560
                                                    -----------

NET ASSETS
  Capital stock, $1 par value - Authorized
     3,000,000 shares, less 751,419 shares
     redeemed; 2,034,741 shares issued;
     1,283,322 shares outstanding                   $ 1,283,322

  Paid-in surplus -
     Excess over par value of amounts received
     from sale  of 2,034,741 shares, less
     amounts paid out in redeeming
     751,419 shares                                  20,180,855
                                                    -----------

          Net capital paid in on shares             $21,464,177

  Accumulated net realized gain on investment
     transactions                                       562,087
  Net unrealized appreciation on investments         19,202,286
  Accumulated undistributed net investment income
     income                                             185,105
                                                    -----------

TOTAL NET ASSETS                                    $41,413,655
                                                    ===========


NET ASSET VALUE PER SHARE                              $32.27
                                                       ======

OFFERING PRICE PER SHARE                               $32.27
                                                       ======


REDEMPTION PRICE PER SHARE                             $32.27
                                                       ======




                   The accompanying notes to financial statements
                    are an integral part of this statement.



                                      F-9

                         BRIDGES INVESTMENT FUND, INC.


                            STATEMENT OF OPERATIONS


                   FOR THE THREE MONTHS ENDED MARCH 31, 1998

                                  (UNAUDITED)


INVESTMENT INCOME                                       AMOUNT        AMOUNT
   INTEREST                                             $ 95,276
   DIVIDENDS                                             163,162
                                                        --------

        TOTAL INVESTMENT INCOME                                    $258,438

EXPENSES
   MANAGEMENT FEES                                      $ 49,597
   CUSTODIAN FEES                                          6,885
   INSURANCE AND OTHER ADMINISTRATIVE FEES                 5,623
   BOOKKEEPING SERVICES                                    4,327
   PRINTING AND SUPPLIES                                   4,987
   PROFESSIONAL SERVICES                                   2,725
   DIVIDEND DISBURSING AND TRANSFER
        AGENT FEES                                         3,440
   COMPUTER PROGRAMMING                                    1,250
   TAXES AND LICENSES                                        266
                                                        --------

        TOTAL EXPENSES                                             $  79,100


           NET INVESTMENT INCOME                                   $ 179,338



NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS

   NET REALIZED GAIN ON TRANSACTIONS IN
        INVESTMENT SECURITIES                           $ 568,549

   NET INCREASE IN UNREALIZED
        APPRECIATION OF INVESTMENTS                     3,405,722
                                                        ---------

        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $3,974,271



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $4,153,609








                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                    ARE AN INTEGRAL PART OF THIS STATEMENT.

                                      F-10


                         BRIDGES INVESTMENT FUND, INC.



                      STATEMENTS OF CHANGES IN NET ASSETS


               FOR THE THREE MONTHS ENDED MARCH 31, 1998 AND 1997
                                (Unaudited)




                                                 1998           1997

INCREASE IN NET ASSETS
  OPERATIONS -
     NET INVESTMENT INCOME                   $    179,338    $  163,218
     NET REALIZED GAIN ON TRANSACTIONS IN
       INVESTMENT SECURITIES                      568,549       107,499
     NET INCREASE IN UNREALIZED
       APPRECIATION OF INVESTMENTS              3,405,722       227,369
                                             ------------    -----------
           NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS         $  4,153,609    $  498,086

  NET EQUALIZATION CREDITS                            531         1,252

  DISTRIBUTIONS TO SHAREHOLDERS FROM -
     NET INVESTMENT INCOME                           -             -
     NET REALIZED GAIN FROM INVESTMENT
       TRANSACTIONS                                  -             -
  EQUALIZATION                                       -             -
  NET CAPITAL SHARE TRANSACTIONS                  611,980       506,615
                                               ----------     ---------

           TOTAL INCREASE IN NET ASSETS      $  4,766,120    $1,005,953


NET ASSETS:
  BEGINNING OF YEAR                            36,647,535    29,249,488
                                             ------------   -----------

  END OF YEAR (INCLUDING ACCUMULATED
     UNDISTRIBUTED NET INVESTMENT INCOME
     OF $185,105 AND $169,202,
     RESPECTIVELY)                           $ 41,413,655   $30,255,441
                                             ============   ===========








                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   ARE AN INTEGRAL PART OF THESE STATEMENTS.



                         BRIDGES INVESTMENT FUND, INC.


                         NOTES TO FINANCIAL STATEMENTS


                                 MARCH 31, 1998
                                   (Unaudited)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long-term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -


               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.


                                              1998          1997    Net Change
          Net unrealized appreciatiion
            (depreciation):

          Aggregate gross unrealized
            appreciation on securities   $19,425,849  $10,868,820

          Aggregate gross unrealized
            depreciation on securities      (223,563)    (301,658)


                         Net             $19,202,286  $10,567,162 $8,635,124





          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities. The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.

     B. Federal Income Taxes -


               It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, including the distribution of substantially all taxable income including net realized gains on sales of investments. Therefore, no provision is made for Federal income taxes.

     C. Distribution To Shareholders -


               The Fund accrues dividends to shareholders on the ex-dividend date.

     D. Equalization -


               The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     E. Use of Estimates


               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(2)  INVESTMENT ADVISORY CONTRACT


          Under an Investment Advisory Contract, Bridges Investment Counsel, Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically identified in the Investment Advisory Contract.

(3)  DIVIDEND DISBURSING AND TRANSFER AGENT


          Effective October 1, 1987, dividend disbursing and transfer agent
     services are   provided by Bridges Investor Services, Inc. (Transfer
     Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.




(4)       SECURITY TRANSACTIONS


          The cost of long-term investment purchases during the three months ended March 31, was:



                                                         1998           1997

      United States government obligations            $    --        $    --
      Other Securities                                 2,144,818        310,716

                    Total Cost                        $2,144,818     $  310,716





            Net proceeds from sales of long-term investments during the three months ended March 31, were:



                                                         1998           1997

      United States government obligations            $    --        $    --
      Other Securities                                 1,341,699        211,481


                     Total Net Proceeds               $1,341,699     $  211,481



                     Total Cost Basis of
                       Securities Sold                $  773,150     $  103,982




(5)  NET ASSET VALUE


           The net asset value per share represents the effective price for all subscriptions and redemptions.

(6)  CAPITAL STOCK


      Shares of capital stock issued and redeemed are as follows:




                                                         1998           1997


            Shares sold                                   25,050       36,077
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                        4,237          5,782

                                                          29,287         41,859
            Shares redeemed                                8,783         22,063
              Net increase                                20,504         19,796





      Value of capital stock issued and redeemed is as follows:



                                                1998         1997
          Shares sold                        $  754,163  $  918,980
          Shares issued to shareholders in
            reinvestment of net investment
            income and realized gain from
            security transactions               123,123     147,024

                                             $  877,286  $1,066,004
          Shares redeemed                       265,306     559,389

            Net increase                     $  611,980  $  506,615





(7)  DISTRIBUTION TO SHAREHOLDERS


          On April 13, 1998 a distribution of $.1350 per share aggregating $173,183 was declared to shareholders of record on April 13, 1998, to be payable on April 27, 1998.


(8)  DERIVATIVE FINANCIAL INSTRUMENTS


          In October, 1994, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 119, Disclosure about Derivative Financial Investments and Fair Value of Financial Instruments. The Fund has not entered into any such investment or investment contracts. A covered call option contract is a form of a financial derivative instrument. The Fund's investment and policy restrictions do permit the Fund to sell or write covered call option contracts under certain circumstances and limitations as set forth in the Fund's prospectus.